Annual Fund Operating Expenses - Future of Energy Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.56%	[2]
Fee Waiver or Reimbursement	(0.31%)	[2]
Net Expenses (as a percentage of Assets)	1.25%	[2]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%	[1]
Component2 Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	2.21%	[2]
Fee Waiver or Reimbursement	(0.31%)	[2]
Net Expenses (as a percentage of Assets)	1.90%	[2]
F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Component1 Other Expenses	0.00%	[1],[3]
Component2 Other Expenses	0.41%	[3]
Other Expenses (as a percentage of Assets):	0.41%	[3]
Expenses (as a percentage of Assets)	1.21%	[2],[3]
Fee Waiver or Reimbursement	(0.31%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.90%	[2],[3],[4]
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.08%	[1],[5]
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.28%	[2]
Fee Waiver or Reimbursement	(0.38%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.50%	[3]
Component1 Other Expenses	0.00%	[1],[3]
Component2 Other Expenses	0.41%	[3]
Other Expenses (as a percentage of Assets):	0.41%	[3]
Expenses (as a percentage of Assets)	1.71%	[2],[3]
Fee Waiver or Reimbursement	(0.31%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.40%	[2],[3]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Component1 Other Expenses	0.00%	[1],[3]
Component2 Other Expenses	0.41%	[3]
Other Expenses (as a percentage of Assets):	0.41%	[3]
Expenses (as a percentage of Assets)	1.21%	[2],[3]
Fee Waiver or Reimbursement	(0.31%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.90%	[2],[3]

[1]	In connection with the Conversion, effective June 1, 2026, the Distribution (12b-1) Fees on Class A, C and R shares will be waived.
[2]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2027 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	Class F shares are currently not available for purchase. Class R and Z shares are available on a limited basis.
[4]	The total annual fund operating expenses for Class F shares are estimated.
[5]	The maximum shareholder service fee for Class I shares is 0.10%.